[Letterhead of Sutherland Asbill & Brennan LLP]

BIBB L. STRENCH
DIRECT LINE: 202.383.0509
Internet: bibb.strench@sablaw.com

April 5, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street N.E.
Washington, DC 20549

Re:	TIAA-CREF Institutional Mutual Funds
File No. 333-76651

Commissioners:

          On behalf of TIAA-CREF Institutional Mutual Funds, we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 19 which was filed electronically with the Commission on March 31, 2006.

          If you have any questions or comments regarding this filing, please call the undersigned at 202-383-0509.

Sincerely,

/s/ Bibb L. Strench
Bibb L. Strench

cc:	Abby Ingber, Esq. Rachael Zufall, Esq.